[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

March 6, 2019

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Preliminary Proxy Materials for BlackRock Capital Investment Corporation

Dear Sir or Madam:

On behalf of BlackRock Capital Investment Corporation (the “Company”), electronically transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find a preliminary proxy statement for the special meeting of the stockholders of the Company.

Should you have any questions or require additional information with respect to the foregoing, please contact the undersigned at (416) 777-4727.

Very truly yours,

/s/ Steven Grigoriou
Steven Grigoriou